Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Financial Assets and Liabilities by Category
The classification of financial assets and liabilities by category is as follows:

	At December, 31
	2018	2019
Financial assets according to the statement of financial position
Loans and accounts receivable at amortized cost:
- Cash and cash equivalents	801,140	948,978
- Trade accounts receivable and other accounts receivable (excluding financial assets)	1,302,358	1,258,476
- Financial assets related to concession agreements	1,227,994	748,365
- Accounts receivable from related parties	813,129	36,658

	4,144,621	2,992,477

Financial assets related to concession agreements are recorded in the consolidated statement of financial position as the line items short-term trade accounts receivable and long-term trade accounts receivable.

	At December, 31
	2018	2019
Financial liabilities according to the statement of financial position
Other financial liabilities at amortized cost:
- Other financial liabilities	1,169,184	695,870
- Finance leases	33,488	22,980
- Lease liability for right-of-use asset	—	80,216
- Bonds	937,042	924,042
- Trade and other accounts payable (excluding non-financial liabilities)	1,453,933	1,364,131
- Accounts payable to related parties	77,790	61,499

	3,671,437	3,148,738

Hedging derivatives:
- Derivative financial instruments	61	52

Summary of Credit Quality of Financial Assets

	At December 31,
	2018	2019
Cash and cash equivalents (*)
Banco de Credito del Peru (A+)	350,403	302,743
Banco Continental (A+)	114,067	186,238
Citibank (A)	134,990	183,719
Banco Scotiabank (A+)	73,039	64,101
Banco de la Nacion (A)	23,766	56,085
Credicorp Capital Colombia (AAA)	—	44,338
Banco Interbank (A)	14,075	41,681
JP Morgan (AAA)	257	17,853
Santander Colombia (AAA)	—	15,183
Banco Scotiabank - Chile (A+)	—	9,801
Banco Bogota (BB+)	16,782	7,255
Banco Santander - Chile (AAA)	3,325	5,817
Banco Santander - Perú (A)	12,221	114
Fondo de Inversion Alianza (AA+)	39,051	46
Banco de crédito e Inversiones - Chile (AA+)	5,909	—
Others	8,312	7,017

	796,197	941,991

Summary of Credit Quality of Customers

	2018	2019
Trade accounts receivable (Note 10)
Counterparties with no external risk rating
A	302,369	58,999
B	1,579,400	1,373,424
C	146,126	142,516

	2,027,895	1,574,939

Receivable from related parties and joint operators (Note 12)
B	813,129	583,599